Consolidated Statements of Changes in Stockholders' Equity (USD $) In Millions, except Share data, unless otherwise specified	Total	Total Company stockholders' equity	Preferred class A stock (including twelve golden shares)	Common stock	Treasury stock	Additional paid-in capital	Mandatorily convertible notes - common shares	Mandatorily convertible notes - preferred shares	Total other cumulative comprehensive income (deficit)	Cumulative translation adjustments	Unrealized gain (loss) - available-for-sale securities, net of tax	Surplus (deficit) of accrued pension plan	Cash flow hedge	Undistributed retained earnings	Unappropriated retained earnings	Noncontrolling interests
Beginning of the period at Dec. 31, 2008			$ 9,727	$ 15,262	$ (1,141)	$ 393	$ 1,288	$ 581		$ (11,493)	$ 17	$ (34)		$ 18,340	$ 9,616	$ 1,892
Increase (Decrease) in Stockholders' Equity
Sales (acquisitions)					(9)
Acquisitions, shares					(831,400)
Conversions, shares					43,800
Change in the period						18	290	644		9,721	(17)	(4)	2
Transfer from/to unappropriated retained earnings														10,168
Net income attributable to the Company's stockholders	5,349														5,349
Remuneration of mandatorily convertible notes
Preferred class A stock															(58)
Common stock															(93)
Dividends and interest attributed to stockholders' equity
Preferred class A stock															(570)
Common stock															(894)
Appropriation from/to undistributed retained earnings															(10,168)
Disposals (acquisitions) of noncontrolling interests																83
Cumulative translation adjustments																823
Cash flow hedge	18															(18)
Net income (loss) attributable to noncontrolling interests	107															107
Dividends and interest attributable to noncontrolling interests																(56)
Number of shares issued and outstanding:	5,212,724,297		2,108,579,618	3,256,724,482	(152,579,803)
End of the period at Dec. 31, 2009	59,766	56,935	9,727	15,262	(1,150)	411	1,578	1,225	(1,808)	(1,772)		(38)	2	28,508	3,182	2,831
Increase (Decrease) in Stockholders' Equity
Sales (acquisitions)					(1,510)
Acquisitions, shares					(69,880,400)
Conversions, shares					75,435,238
Change in the period						1,777	(1,288)	(581)		1,519	3	(21)	(26)
Transfer from undistributed retained earnings			643	754
Transfer from/to unappropriated retained earnings														15,107
Transfer to capitalized earnings														(1,397)
Net income attributable to the Company's stockholders	17,264														17,264
Remuneration of mandatorily convertible notes
Preferred class A stock															(72)
Common stock															(61)
Dividends and interest attributed to stockholders' equity
Preferred class A stock															(1,940)
Common stock															(3,100)
Appropriation from/to undistributed retained earnings															(15,107)
Disposals (acquisitions) of noncontrolling interests																1,629
Cumulative translation adjustments																104
Cash flow hedge	(40)															40
Net income (loss) attributable to noncontrolling interests	189															189
Dividends and interest attributable to noncontrolling interests																(104)
Capitalization of stockholders advances																27
Assets and liabilities held for sale																(1,886)
Number of shares issued and outstanding:	5,218,279,135		2,108,579,618	3,256,724,482	(147,024,965)
End of the period at Dec. 31, 2010	71,729	68,899	10,370	16,016	(2,660)	2,188	290	644	(333)	(253)	3	(59)	(24)	42,218	166	2,830
Increase (Decrease) in Stockholders' Equity
Sales (acquisitions)					(3,002)
Acquisitions, shares					(120,987,980)
Conversions, shares					1,924
Change in the period						(2,249)				(4,985)	(2)	(508)	155
Capital increase			6,358	9,821
Transfer from/to unappropriated retained earnings														13,221
Transfer to capitalized earnings														(14,309)
Net income attributable to the Company's stockholders	22,885														22,885
Remuneration of mandatorily convertible notes
Preferred class A stock															(97)
Common stock															(70)
Dividends and interest attributed to stockholders' equity
Preferred class A stock															(2,143)
Common stock															(3,038)
Appropriation from/to undistributed retained earnings															(13,221)
Disposals (acquisitions) of noncontrolling interests																(631)
Cumulative translation adjustments																(210)
Cash flow hedge	(1)															1
Net income (loss) attributable to noncontrolling interests	(233)															(233)
Net income (loss) attributable to redeemable noncontrolling interests																(207)
Dividends and interest attributable to noncontrolling interests																(105)
Capitalization of stockholders advances																31
Pension plan																4
Number of shares issued and outstanding:	5,097,293,079		2,108,579,618	3,256,724,482	(268,011,021)
End of the period at Dec. 31, 2011	$ 79,609	$ 77,715	$ 16,728	$ 25,837	$ (5,662)	$ (61)	$ 290	$ 644	$ (5,673)	$ (5,238)	$ 1	$ (567)	$ 131	$ 41,130	$ 4,482	$ 1,894